Note 9 - Segment Information (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
	6 months 2017	6 months 2016
Segment operating loss	(848)	388
Interest income, net	1,408	2,891
Foreign Currency exchange (losses) gains, net	(450)	671
Other income, net	-	-
Income tax (expense) credit net	(175)	(91)
Consolidated net loss net	(65)	3,859

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS Corporate	Total consolidated
6 months 2017
Sales of Goods (incl. consumables)	2,626	8,852	-	11,478
Sales of RPPs & Leases,	1,899	700	-	2,599
Sales of Spare Parts & Services	696	3,183	-	3,879
Total Net Sales	5,221	12,735	-	17,956
Other Revenues	8	32	-	40
Total Revenues	5,228	12,767	-	17,995
Gross Profit	2,794	4,774	-	7,568
Research & Development	(1,211)	(654)	-	(1,865)
SG&A + Depreciation	(2,468)	(3,316)	(768)	(6,551)
Operating income (loss)	(885)	804	(768)	(848)
	HIFU Division	UDS Division	EDAP TMS Corporate	Total consolidated
6 months 2016
Sales of Goods (incl. consumables)	4,536	6,725	-	11,261
Sales of RPPs & Leases,	1,811	766	-	2,578
Sales of Spare Parts & Services	328	2,750	-	3,078
Total Net Sales	6,676	10,241	-	16,917
Other Revenues	6	2	-	8
Total Revenues	6,682	10,243	-	16,925
Gross Profit	4,081	3,672	-	7,753
Research & Development	(1,048)	(653)	-	(1,701)
SG&A + Depreciation	(1,979)	(2,996)	(689)	(5,664)
Operating income (loss)	1,054	23	(689)	388